Income Taxes - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax deferred asset	$ 10	$ 11	$ 14